INTERIM CONDENSED CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	[2]	Jun. 30, 2019	Jun. 30, 2018	[2]
Statement of comprehensive income [abstract]
Profit / (loss) for the period	$ 75	$ (144)	[1],[3]	$ 605	$ (232)	[1],[4]
Items that may be reclassified to profit or loss
Net movement on cash flow hedges	0	1		0	(2)
Share of other comprehensive income / (loss) of Italy Joint Venture	0	(6)		0	(18)
Foreign currency translation	(34)	(380)		22	(347)
Other comprehensive income / (loss) for the period, net of tax	(34)	(385)	[3]	22	(367)	[4]
Total comprehensive income / (loss) for the period, net of tax	41	(529)	[3]	627	(599)	[4]
Attributable to:
The owners of the parent	76	(450)		640	(534)
Non-controlling interests	(35)	(79)		(13)	(65)
Total comprehensive income / (loss) for the period, net of tax	$ 41	$ (529)	[3]	$ 627	$ (599)	[4]

[1]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[2]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[3]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.
[4]	* Prior year comparatives are restated following the retrospective recognition of depreciation and amortization charges in respect of Deodar in 2018.